Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents					$ 72,000	$ 286,000
Restricted cash and cash equivalents	5,000,000		5,000,000		5,000,000
Minimum qualified cash balance					5,000,000
Allowance for doubtful accounts	1,200,000		1,200,000		1,500,000	851,000.0
Accounts receivable, net					19,500,000	10,900,000
Other shipping and handling costs					2,700,000	2,100,000	149,000.0
Percentage of income tax recognized due to prior period adjustments					50.00%
Common stock equivalents outstanding	45,100,000	11,100,000	24,000,000	11,500,000	9,200,000	4,900,000	40,000.0
Advertising expenses					2,000,000	548,000.0	564,000.0
Accounts receivable, net	16,415,297		16,415,297		29,008,313	15,722,762
Securities Pledged as Collateral
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 14,400,000		$ 14,400,000		$ 19,500,000